Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Revenues by Reportable Segment
Information regarding each reportable segment for the periods indicated is set forth below:

Revenue by segment:	Year ended December 31
	2018		2019		2020
		% of total		% of total		% of total
ATS	$2,209.7	33%	$2,285.6	39%	$2,086.3	36%
CCS	4,423.5	67%	3,602.7	61%	3,661.8	64%
Communications revenue as a % of total revenue		41%		40%		42%
Enterprise revenue as a % of total revenue		26%		21%		22%
Total	$6,633.2		$5,888.3		$5,748.1

Information by Reportable Segment

Segment income, segment margin, and reconciliation of segment income to IFRS earnings before income taxes:	Year ended December 31
	2018		2019		2020
		Segment Margin		Segment Margin		Segment Margin
ATS segment income and margin	$102.5	4.6%	$64.2	2.8%	$69.7	3.3%
CCS segment income and margin	111.4	2.5%	93.9	2.6%	129.3	3.5%
Total segment income	213.9		158.1		199.0

Reconciling items:
Finance costs	24.4		49.5		37.7
Employee SBC expense	33.4		34.1		25.8
Amortization of intangible assets (excluding computer software)	11.6		24.6		21.8
Other Charges (Recoveries) (note 16)	61.0		(49.9)		23.5
Inventory fair value adjustment (note 3)	1.6		—		—
IFRS earnings before income taxes	$81.9		$99.8		$90.2

Disclosure of Geographical Areas
The following table details our external revenue allocated by manufacturing location among countries that generated 10% or more of total revenue for the years indicated:

	Year ended December 31
	2018	2019	2020
Thailand	32%	34%	35%
China	20%	18%	20%
Malaysia	12%	12%	*
* Less than 10%.

    The following table details our allocation of property, plant and equipment and ROU assets among countries that represented 10% or more of total property, plant and equipment and ROU assets for the years indicated:

	December 31
	2019	2020
China	14%	14%
Thailand	16%	17%
Romania	11%	*
United States	16%	18%
Canada	*	*
* Less than 10%.
    The following table details our allocation of intangible assets and goodwill among countries that represented 10% or more of total intangible assets and goodwill for the years indicated:

	December 31
	2019	2020
United States	86%	85%
South Korea	10%	11%

Disclosure of major customers	The following table sets forth the customers that individually represented 10% or more of total revenue for the years indicated, and their segments. No customer individually represented 10% or more of total revenue in 2020:

	Segment	Year ended December 31
		2018	2019
Cisco Systems, Inc.	CCS	14%	12%
Dell Technologies	CCS	10%	*
Total		24%	12%
* Less than 10%.